Securities Financing Activities (Details) (USD $)	Mar. 31, 2011	Dec. 31, 2010
Components of collateralized financings [Abstract]
Securities purchased under resale agreements	$ 216,988,000,000	$ 222,302,000,000
Securities borrowed	119,000,000,000	123,587,000,000
Securities sold under repurchase agreements	259,147,000,000	262,722,000,000
Securities loaned	23,124,000,000	10,592,000,000
Securities financing activities (Numeric) [Abstract]
Federal funds sold and securities purchased under resale agreements (included $20.0 and $20.3 at fair value)	217,356,000,000	222,554,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	285,444,000,000	276,644,000,000
Resale and repurchase agreements that have been netted	125,300,000,000	112,700,000,000
Fair value [Member]
Components of collateralized financings [Abstract]
Securities borrowed	15,334,000,000	13,961,000,000
Securities financing activities (Numeric) [Abstract]
Federal funds sold and securities purchased under resale agreements (included $20.0 and $20.3 at fair value)	19,998,000,000	20,299,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	$ 6,214,000,000	$ 4,060,000,000